Segments - Business Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Line Items]
Revenues	$ 1,458	$ 1,418	$ 1,380	$ 1,334	$ 1,414	$ 1,407	$ 1,390	$ 1,296	$ 5,590	$ 5,507	$ 5,103
Business segment income/(loss)									1,605	1,543	1,408
Depreciation and amortization									513	524	554
Restructuring charges									84	84	61
Stock-based compensation expense									34	27	18
Other items									12	112	44
Operating income/(loss)	282	283	240	157	260	266	219	51	962	796	731
Total assets	14,585				14,504				14,585	14,504
Capital expenditures									358	367	334
Buy [Member]
Segment Information [Line Items]
Revenues									3,420	3,409	3,108
Business segment income/(loss)									686	699	656
Depreciation and amortization									208	198	202
Restructuring charges									60	57	27
Stock-based compensation expense									10	8	7
Other items									(1)	4	6
Operating income/(loss)									409	432	414
Total assets	6,885				6,782				6,885	6,782
Capital expenditures									171	178	156
Watch [Member]
Segment Information [Line Items]
Revenues									1,987	1,919	1,827
Business segment income/(loss)									846	778	701
Depreciation and amortization									274	294	313
Restructuring charges									18	15	15
Stock-based compensation expense									7	5	3
Other items											2
Operating income/(loss)									547	464	368
Total assets	6,706				6,560				6,706	6,560
Capital expenditures									179	182	164
Expositions [Member]
Segment Information [Line Items]
Revenues									183	179	168
Business segment income/(loss)									94	87	78
Depreciation and amortization									23	25	27
Restructuring charges									(1)	2	2
Operating income/(loss)									72	60	49
Total assets	758				794				758	794
Capital expenditures									5	7	6
Corporate and eliminations [Member]
Segment Information [Line Items]
Business segment income/(loss)									(21)	(21)	(27)
Depreciation and amortization									8	7	12
Restructuring charges									7	10	17
Stock-based compensation expense									17	14	8
Other items									13	108	36
Operating income/(loss)									(66)	(160)	(100)
Total assets	236				368				236	368
Capital expenditures									$ 3		$ 8